Subsequent Events (Details) - USD ($)	Jun. 26, 2025	Jul. 11, 2024	Mar. 31, 2025	Sep. 17, 2024	Jun. 30, 2024	Jun. 30, 2023
Subsequent Events [Line Items]
Common shares issued (in Shares)			1,207,186		445,908
Gross proceeds (in Dollars)	$ 5,000,000
Purchase aggregate common shares (in Shares)	1,952,363
Purchase price per share	$ 2.561
Issuance an exercise price per share	$ 2.436
Cash (in Dollars)	$ 4,750,000				$ 6,571,610	$ 8,912,517
Forecast [Member]
Subsequent Events [Line Items]
Bid price securities (in Dollars)				$ 1
Options Held [Member]
Subsequent Events [Line Items]
Purchase aggregate common shares (in Shares)	199,115
Issuance an exercise price per share	$ 16.6
Subsequent Event [Member]
Subsequent Events [Line Items]
Common shares issued (in Shares)		186,361
Gross proceeds (in Dollars)		$ 1,030,000
Common Stock [Member]
Subsequent Events [Line Items]
Purchase aggregate common shares (in Shares)	1,952,363
Issuance an exercise price per share	$ 0.125